Long-term debt - Schedule of Minimum Repayments for Balances Outstanding with Respect to Credit Facility (Detail) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Long Term Debt	$ 3,382,419,000	$ 3,241,618,000
Revolving Credit Facilities [Member]
Debt Instrument [Line Items]
2015	167,593,000
2016	70,417,000
2017	111,201,000
2018	73,355,000
2019	205,188,000
Thereafter	674,166,000
Long Term Debt	1,301,920,000	2,268,841,000
Term Loan Credit Facilities [Member]
Debt Instrument [Line Items]
2015	130,417,000
2016	140,207,000
2017	164,757,000
2018	142,905,000
2019	355,249,000
Thereafter	801,964,000
Long Term Debt	$ 1,735,499,000